COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Sep. 25, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Oct. 01, 2020
COMMITMENTS
Right of use assets obtained in exchange for new operating lease liabilities		$ 40,100		$ 57,900
Early termination fee incurred and paid		5,200
Obligation to pay rent through the remaining amended lease term		12,900		72,531	$ 12,900
Amortization expense	$ 12,500	22,008	$ 7,792	$ 11,940
Decrease in Operating lease liability		$ 28,100